STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2011	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Dec. 31, 2011	0
Contribution of member interests in Social Reality, LLC in exchange for common stock	12,329	709,865	0	722,194
Contribution of member interests in Social Reality, LLC in exchange for common stock (in shares)	12,328,767
Sale of common stock for cash	583	472,376	0	472,959
Sale of common stock for cash (in shares)	583,362
Stock based compensation	0	41,846	0	41,846
Net loss	0	0	(1,258,859)	(1,258,859)
Balance at Dec. 31, 2012	$ 12,912	$ 1,224,087	$ (1,258,859)	$ (21,860)
Balance (in shares) at Dec. 31, 2012	12,912,129